Document And Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	INTELLIA THERAPEUTICS, INC.
Entity Central Index Key	0001652130
Entity Emerging Growth Company	false
Entity File Number	001-37766
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4785571
Entity Address, Address Line One	400 Technology Square, Suite 100
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	857
Local Phone Number	285-6200
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	NTLA
Security Exchange Name	NASDAQ
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed to correct a Current Report on Form 8-K filed by us on November 12, 2026, which inadvertently referred to Item 2.02 instead of Item 7.01. The sole purpose of this Amendment is to correct the Item number and title. No other changes have been made to the original report.